Summary of Significant Accounting Policies and Practices - Intangible Assets, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Impairment of goodwill		$ 0	$ 0	$ 0
User relationships
Accounting Policies [Line Items]
Weighted Average Amortization Period	5 years
Internally developed software
Accounting Policies [Line Items]
Weighted Average Amortization Period		3 years
Minimum | User relationships
Accounting Policies [Line Items]
Weighted Average Amortization Period		6 years
Minimum | Internally developed software
Accounting Policies [Line Items]
Weighted Average Amortization Period	3 years
Maximum | User relationships
Accounting Policies [Line Items]
Weighted Average Amortization Period		11 years
Maximum | Internally developed software
Accounting Policies [Line Items]
Weighted Average Amortization Period	4 years